UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Statement of Net Assets

July 31, 2011 (Unaudited)

Principal
Amount
(000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 143.1%

	Arizona - 3.1%
$2,000	Arizona St. Trans Brd. Hwy. Rev.,
	5.00%, 7/1/30, Ser. B	$2,117,340
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Elec. Sys. Rev.,
	5.00%, 1/1/38, Ser. A	2,045,100

		4,162,440

	California - 20.5%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39, Ser. F-1	2,040,280
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	535,275
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,069,560
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	519,735
2,000	California Statewide Communities
	Dev. Auth. Rev.,
	5.75%, 7/1/47, FGIC	2,001,700
2,000	Fresno Swr. Rev.,
	6.25%, 9/1/14, Ser. A-1, AMBAC	2,131,760
3,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	2,234,010
500	Imperial Irrigation District Electric System Rev.,
	5.00%, 11/1/36, Ser. B	501,430
2,000	Los Angeles Wastewtr. Sys. Rev.,
	5.00%, 6/1/26, Ser. A, NRE	2,081,500
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21, Ser. A,
	Escrowed to maturity (b)	3,479,675
7,840	San Bernardino Cnty. Residential Mtge. Rev.,
	9.60%, 9/1/15, Escrowed to maturity (b)	10,599,994
1,040	Saratoga Unified Sch. Dist. Gen. Oblig.
	Zero Coupon, 9/1/20, Ser. A, FGIC / NRE	688,064

		27,882,983

	Connecticut - 2.1%
1,000	Connecticut St. Health & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/25, Ser. C, RAD	912,640
2,500	Mashantucket Western Pequot
	Tribe Spl. Rev., 144A,
	5.75%, 9/1/18, Ser. B (c)(d)	958,125
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41, Ser. 26	1,017,330

		2,888,095

	District of Columbia - 2.7%
1,000	District of Columbia Income Tax Rev.,
	5.00%, 12/1/31, Ser. A	1,059,260
1,500	District of Columbia Wtr. & Swr. Auth. Rev.,
	5.00%, 10/1/33, FGIC / NRE	1,507,245
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,110,870

		3,677,375

	Florida - 9.7%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23, Ser. A	1,670,100
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	6.00%, 8/15/36	967,300

Principal Amount (000)	Description (a)	Value

$2,210	Florida Mun. Ln. Council Rev.,
	5.375%, 8/1/20, Ser. B, NRE	$2,305,693
2,000	Florida St. Bd. of Ed. Gen. Oblig.,
	5.00%, 6/1/21, Ser. A	2,147,960
70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G,
	Prerefunded 11/15/16 @ $100 (b)	83,627
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G	1,934,728
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35, Ser. B,
	BHAC / AMBAC	2,003,180
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, Ser. B, NRE	2,123,360

		13,235,948

	Georgia - 11.6%
2,385	Atlanta Wtr. & Wastewtr. Rev.,
	5.00%, 11/1/29, Ser. A, FGIC / NRE	2,385,644
715	Atlanta Wtr. & Wastewtr. Rev.,
	5.00%, 11/1/38, Ser. A, FGIC / NRE	698,305
2,000	Fulton Cnty. Sch. Dist. Gen. Oblig.,
	5.375%, 1/1/16	2,356,680
100	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.40%, 1/1/13, Ser. Y,
	Escrowed to maturity (b)	105,297
1,655	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.40%, 1/1/13, Ser. Y, AMBAC	1,725,354
5,500	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, Ser. X, AMBAC	6,518,050
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39, Ser. 3	1,996,920

		15,786,250

	Idaho - 0.1%
5	Idaho Hsg. Agcy. Sngl. Fam. Mtge. Sr. Rev.,
	6.65%, 7/1/14, Ser. B	5,164
78	Idaho Hsg. Agcy. Sngl. Fam. Mtge. Sr. Rev.,
	6.60%, 7/1/27, Ser. B	78,420

		83,584

	Illinois - 6.9%
1,000	Chicago Bd. of Ed. Gen. Oblig.,
	5.50%, 12/1/30, Ser. A, AMBAC	1,052,530
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	450,520
1,000	Chicago Park Dist. Gen. Oblig.,
	5.00%, 1/1/27, Ser. A, AMBAC	1,020,370
1,000	Illinois Fin. Auth. Education Rev.,
	5.375%, 9/1/32, Ser. C,
	Prerefunded 9/1/17 @ $100 (b)	1,226,830
1,000	Illinois Fin. Auth. Rev.,
	6.00%, 8/15/38, Ser. A	976,450
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,112,920
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33, Ser. B	1,549,020
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,029,850

		9,418,490

	Indiana - 7.8%
1,000	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A	1,019,080
5,000	Indiana Mun. Pwr. Agcy.
	Pwr. Supply Sys. Rev.,
	6.00%, 1/1/13, Ser. B, NRE	5,364,700
2,100	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.25%, 7/1/33, Ser. A,
	Prerefunded 7/1/12 @ 100 (b)	2,197,062

Principal Amount (000)	Description (a)	Value

$2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38, Ser. A	$2,054,680

		10,635,522

	Kentucky - 1.1%
1,500	Louisville & Jefferson Cnty. Met. Swr. Dist.
	Swr. & Drain Sys. Rev.,
	5.00%, 5/15/30, Ser. A, FGIC / NRE	1,500,795

	Louisiana - 1.6%
1,000	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A	1,007,070
1,100	Regional Tran. Auth. Louisiana Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,150,039

		2,157,109

	Maryland - 1.5%
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,062,440

	Massachusetts - 6.0%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, Ser. B, NRE	3,558,900
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40, Ser. B	2,026,740
1,500	Massachusetts St. Dev. Finance Agency
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36	1,415,100
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, Ser. A, AMBAC	1,198,340

		8,199,080

	Michigan - 1.8%
500	Detroit Gen. Oblig.,
	5.25%, 11/1/35	496,565
2,000	Detroit Wtr. Supply Sys. Rev.,
	5.00%, 7/1/30, Ser. A, FGIC / NRE	1,938,060

		2,434,625

	Nebraska - 4.4%
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,395,180
665	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.15%, 2/1/12, Ser. B,
	Escrowed to maturity (b)	682,583
2,500	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17, Ser. B,
	Escrowed to maturity (b)	2,893,125

		5,970,888

	Nevada - 4.3%
2,165	Clark Cnty. Gen. Oblig.,
	5.00%, 11/1/22, AMBAC	2,314,926
1,400	Las Vegas Valley Wtr. Dist. Gen. Oblig.,
	5.00%, 6/1/25, Ser. B, NRE	1,437,982
2,000	Nevada St. Gen. Oblig.,
	5.00%, 12/1/24, Ser. F, AGM	2,099,360

		5,852,268

	New Jersey - 4.8%
1,025	New Jersey Econ. Dev. Auth. Rev.,
	4.95%, 3/1/47	951,743
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17, Ser. H	2,378,500
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36, Ser. H	1,007,980
2,000	New Jersey Trans. Trust Fund Auth. Rev.,
	5.25%, 12/15/22, Ser. A	2,223,540

		6,561,763

Principal Amount (000)	Description (a)	Value

	New York - 6.3%
$1,000	Albany Industrial Dev. Agy. Rev.,
	5.00%, 4/1/32, Ser. A	$829,650
800	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 12/1/35, Ser. B	804,384
1,000	Metro. Trans. Auth. Rev.,
	5.25%, 11/15/31, Ser. A, FGIC / NRE	1,006,630
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43, Ser. EE	1,060,790
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43, Ser. EE	1,078,140
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28, Ser. C	1,768,470
2,000	New York St. Dorm. Auth.
	State Personal Inc. Tax Rev.,
	5.00%, 3/15/30, Ser. F	2,074,340

		8,622,404

	Ohio - 5.3%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	759,705
1,000	Hamilton Elec. Sys. Rev.,
	4.60%, 10/15/20, Ser. A, AGM	1,066,180
750	Ohio St. Air Quality Dev. Auth. Rev.,
	5.70%, 2/1/14, Ser. A	806,422
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30, Ser. A	533,450
1,040	Ohio St. Tpk. Comm. Tpk. Rev.,
	5.00%, 2/15/31, Ser. A	1,090,814
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, Ser. B, AGM	3,002,925

		7,259,496

	Pennsylvania - 5.7%
2,000	Delaware Cnty. Auth. Rev.,
	5.00%, 6/1/21, Ser. A,
	Prerefunded 6/1/15 @ $100 (b)	2,303,640
1,000	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/1/27, Ser. A, FGIC / NRE	1,201,430
1,000	Pennsylvania Economic Dev. Fin.
	Auth. Res. Recov. Rev.,
	4.625%, 12/1/18, Ser. F, AMBAC	923,680
2,000	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28, Ser. AL	2,149,680
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, Ser. A-2, AGT	1,117,798

		7,696,228

	Puerto Rico - 0.7%
1,000	Puerto Rico Elec. Pwr. Auth. Rev.,
	5.00%, 7/1/25, Ser. PP, FGIC / NRE	1,001,570

	Rhode Island - 1.5%
2,000	Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 9/1/37	2,046,240

	South Carolina - 1.3%
1,500	Spartanburg Waterworks Rev.,
	5.25%, 6/1/28,
	Prerefunded 6/1/14 @ $100 (b)	1,691,490

	Tennessee - 1.9%
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20, Ser. A	1,519,065
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21, Ser. A	1,006,180

		2,525,245

Principal Amount (000)	Description (a)	Value

	Texas - 14.6%
$1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	$1,024,020
2,500	Bexar Met. Wtr. Dist. Waterworks Sys. Rev.,
	5.00%, 5/1/25, NRE	2,500,825
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,022,150
2,000	Dallas Gen. Oblig.,
	4.50%, 2/15/23
	Prerefunded 2/15/12 @ $100 (b)	2,046,100
1,555	El Paso Wtr. & Swr. Rev.,
	5.50%, 3/1/12, Ser. A, AGM	1,603,174
1,000	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	1,032,060
1,000	Houston Hotel Occupancy Tax & Spl Rev.,
	5.25%, 9/1/29, Ser. A	1,014,030
1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, Ser. A, PSF	1,032,790
2,000	Lower Colorado River Auth. Rev.,
	5.00%, 5/15/31, AGM	2,000,620
1,970	McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
	6.625%, 6/1/35	2,113,652
1,200	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, Ser. A, BHAC	1,264,344
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33, PSF	2,102,032
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF	1,060,860

		19,816,657

	Utah - 1.5%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, Ser. A, AGM	1,044,280
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, Ser. A, AGM	1,026,270

		2,070,550

	Virginia - 4.5%
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23, Ser. E-1	2,351,820
1,500	Virginia St. Hsg. Dev. Auth. Rev.,
	4.55%, 1/1/24	1,473,420
2,050	Virginia St. Pub. Bldg. Auth. Rev.,
	5.00%, 8/1/29, Ser. B	2,218,428

		6,043,668

	Washington - 2.3%
500	Energy Northwest Wind Proj. Rev.,
	4.75%, 7/1/21, NRE	518,685
2,500	King Cnty. Swr. Rev.,
	5.00%, 1/1/31, FGIC / NRE	2,524,725

		3,043,410

	West Virginia - 1.0%
1,500	Monongalia Cnty. Bldg. Commission
	Hospital Rev.,
	5.00%, 7/1/30, Ser. A	1,404,045

	Wisconsin - 3.1%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33, Ser. A	2,199,920
2,000	Wisconsin St. Health & Edl. Facs. Auth. Rev.,
	6.50%, 4/15/33	2,020,640

		4,220,560

	Wyoming - 3.4%
4,000	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	4,571,640

	Total long-term investments

	(Cost $185,916,168)	194,522,858

Shares

	SHORT-TERM INVESTMENT - 3.7%
5,026	State Street Institutional Tax-Free
	Money Market Fund
	(Cost $5,025,643)	$5,025,643

Total Investments - 146.8% (Cost $190,941,811)	199,548,501

Other assets in excess of liabilities - 1.0%	1,329,685

Liquidation value of remarketed preferred stock - (47.8%)	(65,000,000)

Net Assets Applicable to Common Stock - 100.0%	$135,878,186

Net asset value per share of common stock ($135,878,186 / 8,507,456)	$15.97

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation.

AGM—Assured Guaranty Municipal Corporation.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation.

FGIC—Financial Guaranty Insurance Company.

FHA—Federal Housing Authority.

NRE—National Public Finance Guarantee Corporation.

PSF—Texas Permanent School Fund.

RAD—Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $958,125 or 0.71% of net assets applicable to common stock.

(d)	Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Notes

(1)	The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2011:

	Level 1	Level 2

Money Market Fund	$5,025,643	–
Municipal Bonds	–	$194,522,858

Total	$5,025,643	$194,522,858

There were no significant transfers between level 1 and level 2 during the quarter ended July 31, 2011.

(2)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$189,032,945	$14,588,575	$1,419,632	$13,168,943

Other information regarding the Fund is available in the Fund’s most recent semi-annual and annual reports. This information is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	September 26, 2011

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 26, 2011